NOTES PAYABLE – RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Monster Creative LLC [Member]
Debt Instrument [Line Items]
Interest expense, related party			$ 18,707	$ 29,150		$ 49,977	$ 60,128
Accrued interest			$ 0			0
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Interest expense	$ 145,049	$ 0			$ 308,938	$ 0
Accrued interest	$ 453,987				$ 308,938